United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ];		Amendment Number:
This Amendment (Check ony one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Karen J. Knudson
Title:	Principal/PM
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Karen J. Knudson		Chicago, IL		February 15, 2002

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		44

Form 13f Information Table Value Total:		2186321
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109    85732  3297367 SH       SOLE                  2095479           1201888
APARTMENT INVT & MGMT CL A     COM              03748R101      415     9080 SH       SOLE                     9080
ARCHSTONE SMITH TR COM         COM              039583109   136913  5205812 SH       SOLE                  3367809           1838003
ARDEN REALTY GROUP INC.        COM              039793104    42970  1621500 SH       SOLE                  1010917            610583
AVALON BAY COMMUNITIES         COM              053484101    81333  1719158 SH       SOLE                  1080049            639109
BOSTON PROPERTIES INC          COM              101121101    36925   971700 SH       SOLE                   583575            388125
BRE PROPERTIES INC CL A        COM              05564E106    42568  1374940 SH       SOLE                   843840            531100
BROOKFIELD                     COM              112900105    95870  5573815 SH       SOLE                  3534515           2039300
CAMDEN PPTY TR SH BEN INT      COM              133131102    69682  1898681 SH       SOLE                  1230381            668300
CARR RLTY CORP COM             COM              144418100    73444  2439993 SH       SOLE                  1507593            932400
CENTER TRUST INC               COM              151845104      714   168000 SH       SOLE                                     168000
CHELSEA PROPERTY GROUP INC     COM              163421100    98643  2009018 SH       SOLE                  1265818            743200
DEVELOPERS DIVERS RLTY COM     COM              251591103    33160  1736100 SH       SOLE                  1053100            683000
DIVERSIFIED STORAGE VENTURE FD COM                           18079      104 SH       SOLE                      104
EQUITY OFFICE PROPERTIES TRUST COM              294741103   180602  6004048 SH       SOLE                  3843219           2160829
EQUITY RESIDENT PPTYS SH BEN I COM              29476L107    83154  2896358 SH       SOLE                  1813932           1082426
ESSEX PPTY TR INC COM          COM              297178105    41054   830878 SH       SOLE                   533528            297350
FEDERAL REALTY INVT TR SH BEN  COM              313747206    57865  2515851 SH       SOLE                  1570400            945451
FIRST INDUSTRIAL RLTY COM      COM              32054K103    12785   411100 SH       SOLE                   259600            151500
GABLES RESIDENTIAL TR SH BEN I COM              362418105    18260   616900 SH       SOLE                   385200            231700
GENERAL GROWTH PPTYS COM       COM              370021107   111878  2883442 SH       SOLE                  1801318           1082124
HIGHWOODS PPTYS INC COM        COM              431284108    60988  2350208 SH       SOLE                  1517708            832500
HOME PPTYS N Y INC COM         COM              437306103     2898    91700 SH       SOLE                    45900             45800
INNKEEPERS USA TR COM          COM              4576J0104     9950  1015273 SH       SOLE                   637873            377400
KIMCO REALTY CORP COM          COM              49446R109    73340  2243500 SH       SOLE                  1416550            826950
KOGER EQUITY INC COM           COM              500228101     4143   254200 SH       SOLE                   128000            126200
LIBERTY PPTY TR SH BEN INT     COM              531172104    59273  1985700 SH       SOLE                  1260650            725050
PAN PACIFIC REALTY             COM              69806L104    40501  1410192 SH       SOLE                   887992            522200
PRENTISS PROPERTIES            COM              740706106      274    10000 SH       SOLE                    10000
PUBLIC STORAGE INC COM         COM              74460D109    59327  1776247 SH       SOLE                  1138951            637296
Phillips International Realty  COM              718333107     2008   799850 SH       SOLE                   143950            655900
RECKSON ASSOCS RLTY COM        COM              75621K106    19581   838214 SH       SOLE                   530314            307900
Regency Centers Corp           COM              758849103     7737   278800 SH       SOLE                   175900            102900
SECURITY CAP GROUP INC CL A    COM              81413p105    36766    29025 SH       SOLE                    29025
SECURITY CAP GROUP INC CL B    COM              81413P204   108989  4295980 SH       SOLE                  3164380           1131600
SECURITY CAP GROUP INC CO 6.50 COM                           13722    12500 SH       SOLE                    12500
SECURITY CAP PFD GROWTH COM    COM                           16106   698734 SH       SOLE                   698734
SIMON PROPERTY GROUP, INC.     COM              828806109   220682  7524112 SH       SOLE                  5581062           1943050
SL GREEN REALTY CORP           COM              78440X101    25971   845700 SH       SOLE                   512300            333400
SUN COMMUNITIES INC COM        COM              866674104     6500   174500 SH       SOLE                    89500             85000
TAUBMAN CTRS INC COM           COM              876664103    17444  1174700 SH       SOLE                   745300            429400
UNITED DOMINION RLTYTR COM     COM              910197102    48822  3390416 SH       SOLE                  2132514           1257902
VORNADO RLTY TR SH BEN INT     COM              929042109    14926   358800 SH       SOLE                   203000            155800
SIMON PROPERTY PFD 6.5% SERIES PFD              828806406    14330   171100 SH       SOLE                   171100